Rule 497(d)

                                    FT 360

                 Dow Jones Global Titans Portfolio, Series 2

             Supplement to the Prospectus dated February 10, 2000

      Notwithstanding anything to the contrary in the Prospectus, all shares of WorldCom, Inc. (Ticker: WCOME) and WorldCom, Inc.-MCI Group (Ticker:
MCITE) have been removed from the portfolio of the above referenced Series for certain of the reasons enumerated in the section entitled "Removing Securities from the Trust" in the Prospectus.

July 3, 2002